Financial Liabilities at Amortised Cost (Details) - Schedule of Obligations Related to Instruments Sold under Repurchase Agreements - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Chilean Central Bank and Government securities	$ 276,588	$ 282,511
Other Chilean debt financial securities	0	73
Foreign financial debt securities	0	0
Total	276,588	282,584
Chilean Treasury bonds and notes
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Chilean Central Bank and Government securities	276,588	282,511
Other Chilean banks debt financial instruments
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Other Chilean debt financial securities	0	73
Other foreign debt financial instruments
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Foreign financial debt securities	0	0
From 1 day to less than 3 months
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Chilean Central Bank and Government securities	276,588	282,410
Other Chilean debt financial securities	0	73
Foreign financial debt securities	0	0
Total	276,588	282,483
From 1 day to less than 3 months | Chilean Treasury bonds and notes
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Chilean Central Bank and Government securities	276,588	282,410
From 1 day to less than 3 months | Other Chilean banks debt financial instruments
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Other Chilean debt financial securities	0	73
From 1 day to less than 3 months | Other foreign debt financial instruments
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Foreign financial debt securities	0	0
More than 3 months and less than 1 year
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Chilean Central Bank and Government securities	0	101
Other Chilean debt financial securities	0	0
Foreign financial debt securities	0	0
Total	0	101
More than 3 months and less than 1 year | Chilean Treasury bonds and notes
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Chilean Central Bank and Government securities	0	101
More than 3 months and less than 1 year | Other Chilean banks debt financial instruments
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Other Chilean debt financial securities	0	0
More than 3 months and less than 1 year | Other foreign debt financial instruments
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Foreign financial debt securities	0	0
More than 1 year
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Chilean Central Bank and Government securities	0	0
Other Chilean debt financial securities	0	0
Foreign financial debt securities	0	0
Total	0	0
More than 1 year | Chilean Treasury bonds and notes
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Chilean Central Bank and Government securities	0	0
More than 1 year | Other Chilean banks debt financial instruments
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Other Chilean debt financial securities	0	0
More than 1 year | Other foreign debt financial instruments
Schedule of Obligations Related to Instruments Sold under Repurchase Agreements [Line Items]
Foreign financial debt securities	$ 0	$ 0